Summary of Outstanding Borrowings and Borrowing Capacities (Detail)	Mar. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total Borrowing	$ 5,714,001,000
Available Borrowing, as limited by the Borrowing Base	107,088,000
Current and Available Borrowing, as limited by the Borrowing Base	5,821,089,000
Total Commitment	6,168,402,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
Total Borrowing	1,405,858,000
Available Borrowing, as limited by the Borrowing Base	94,142,000
Current and Available Borrowing, as limited by the Borrowing Base	1,500,000,000
Total Commitment	1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Total Borrowing	135,794,000
Current and Available Borrowing, as limited by the Borrowing Base	135,794,000
Total Commitment	135,794,000
TL 2021-1 Term loan
Debt Instrument [Line Items]
Total Borrowing	64,446,000
Current and Available Borrowing, as limited by the Borrowing Base	64,446,000
Total Commitment	64,446,000
TL 2021-2 Term Loan
Debt Instrument [Line Items]
Total Borrowing	203,065,000
Current and Available Borrowing, as limited by the Borrowing Base	203,065,000
Total Commitment	203,065,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Total Borrowing	1,139,741,000
Available Borrowing, as limited by the Borrowing Base	12,946,000
Current and Available Borrowing, as limited by the Borrowing Base	1,152,687,000
Total Commitment	1,500,000,000
T M C L Seven Twenty Twenty Dash One Bonds
Debt Instrument [Line Items]
Total Borrowing	376,697,000
Current and Available Borrowing, as limited by the Borrowing Base	376,697,000
Total Commitment	376,697,000
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Total Borrowing	521,344,000
Current and Available Borrowing, as limited by the Borrowing Base	521,344,000
Total Commitment	521,344,000
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Total Borrowing	190,833,000
Current and Available Borrowing, as limited by the Borrowing Base	190,833,000
Total Commitment	190,833,000
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Total Borrowing	500,778,000
Current and Available Borrowing, as limited by the Borrowing Base	500,778,000
Total Commitment	500,778,000
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Total Borrowing	603,445,000
Current and Available Borrowing, as limited by the Borrowing Base	603,445,000
Total Commitment	603,445,000
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Total Borrowing	572,000,000
Current and Available Borrowing, as limited by the Borrowing Base	572,000,000
Total Commitment	$ 572,000,000